THE VICTORY GOVERNMENT BOND FUND

SEMIANNUAL
REPORT
APRIL 30,
1997

                              Victory Funds(R)

Letter to
Shareholders

I'm pleased to present the Victory Government Bond Fund's semiannual report for the period ended April 30, 1997. On May 16, 1997 Government Bond Fund shareholders approved the merger of the Fund with the Victory Investment Quality Bond Fund. This merger was completed on June 13.
We expect that this merger will provide the benefits of an investment in a larger portfolio--lower operating expenses, greater diversification and investment flexibility.

Please refer to the Victory consolidated semiannual report for information on the Investment Quality Bond Fund. Thank you for your continued investment and confidence in Victory.

Sincerely,

/s/ Leigh A. Wilson

Leigh A. Wilson
President



TABLE OF CONTENTS


Shareholder Letter                      2

Investment Review and Outlook           3

Schedule of Investments                 4

Statement of Assets and Liabilities     5

Statement of Operations                 6

Statement of Changes in Net Assets      7

Notes to Financial Statements           8

Financial Highlights                   11


NOT FDIC INSURED

Shares of The Victory Funds are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Key Asset Management Inc. (KAM), is the investment adviser to The
Victory Portfolios ("The Victory Funds"). The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Funds.

Investment
Review and
Outlook

1997 began with some trepidation among fund managers, whose overriding concern was, "How long will this scenario of low inflation and high employment last?" The Federal Reserve Board, which sets monetary policy, seemed to share this concern when it raised the Federal Funds rate by a quarter of a percentage point in March. This move was deemed "anticipatory" because visible signs of inflation had not yet kicked in.

The market is concerned about inflation and the resultant impact on interest rates because this affects the value of the future stream of cash flows. For now this concern has been lulled by recent economic reports that indicate that inflation has not yet become a major problem. Of these, perhaps the most important was the employment cost index (released April 29) which revealed no appreciable acceleration in wages and salaries, despite the tightest labor market in some years.

Thus, despite the strong GDP growth rate of 5.8% in the first quarter of 1997, the Federal Reserve Board left interest rates unchanged at its subsequent meeting on May 20. The support for this move came in the form of retail sales, which slipped in April, and factory production, which declined for the first time in more than a year. As of April, producer prices had also fallen for four months in a row. On the flip side, the unemployment rate -- the percentage of labor force that cannot find work -- is at a 30 year low, well below the "natural" rate that economists consider sustainable without inflation.

Business cycles -- alternate periods of boom and recessions--have been an inevitable feature of the economy. Given the fact that the current business expansion has completed its sixth year, and is one of the longest on record, it is natural for the financial markets to feel some anxiety. Improved inventory management by companies and more effective monetary policy by the Fed are possibly stretching out the current period of expansion. The primary source of current economic strength is consumer spending, which is being fueled by a strong labor market and rising income levels. But some of this current strength in spending is being borrowed from the future, and therefore it is likely that the second half of 1997 will see activity slowing to a more sustainable pace.

/s/ Charlie Crane
Charlie Crane, Chief Market Strategist                           May 30, 1997
Key Asset Management Inc.


The Victory Portfolios                                 Schedule of Investments
Government Bond Fund                                            April 30, 1997

(Amounts in Thousands)                                             (Unaudited)


Principal                                                            Amortized
Amount                       Security Description                         Cost


Commercial Paper (2.2%):

Financial Services (2.2%):

$  452                       General Electric Capital Corp.,
                               5.62%, 5/1/97                         $  452

Total Commercial Paper                                                  452

U.S. Treasury Notes (70.3%):

 2,700                       7.25%, 2/15/98                           2,727

 5,750                       6.25%, 7/31/98                           5,762

 2,000                       6.00%, 8/15/99                           1,986

 3,000                       6.13%, 9/30/00                           2,968

 1,000                       7.00%, 7/15/06                           1,016

Total U.S. Treasury Notes                                             14,459

U.S. Treasury Bonds (26.2%):

 3,500                       6.25%, 8/15/23                           3,168

 2,300                       6.75%, 8/15/26                           2,225

Total U.S. Treasury Bonds                                             5,393

Total (Cost $20,441)<F1>                                            $20,304

Percentages indicated are based on net assets of $20,561.


<F1> Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation       $  12

       Unrealized depreciation        (149)

       Net unrealized depreciation   $(137)


See notes to financial statements.


The Victory Portfolios                                 Statement of Assets and Liabilities
Government Bond Fund                                                        April 30, 1997

(Amounts in Thousands, Except Per Share Amounts)                               (Unaudited)



ASSETS:

Investments, at value (Cost $20,441)                                         $ 20,304

Interest and dividends receivable                                                 268

Prepaid expenses and other assets                                                  15

          Total Assets                                                         20,587

LIABILITIES:

Payable for capital shares redeemed                                                 2

Accrued expenses and other payables:

    Investment advisory fees                                                         7

    Administration fees                                                             --

    Custody fees                                                                     1

    Accounting and transfer agent fees                                               6

    Shareholder service fees -- Class A                                              3

    Shareholder service and 12b-1 fees -- Class B                                    1

    Other                                                                            6

          Total Liabilities                                                         26

NET ASSETS:

Capital                                                                        28,101

Undistributed net investment income                                                76

Net unrealized depreciation from investments                                     (137)

Accumulated undistributed net realized losses from investment transactions     (7,479)

          Net Assets                                                         $ 20,561

Net Assets

    Class A                                                                  $ 19,243

    Class B                                                                     1,318

         Total                                                               $ 20,561

Outstanding units of beneficial interest (shares)

    Class A                                                                     2,035

    Class B                                                                       139

          Total                                                                 2,174

Net asset value

    Redemption price per share

      Redemption price per share -- Class A                                  $   9.46

      Offering price per share -- Class B<F1>                                $   9.45

Maximum sales charge                                                             4.75%

Maximum offering price per share (100%/(100% -- maximum sales charge) of net asset value adjusted to nearest cent)

Maximum offering price per share (100%/(100% -- maximum sales charge)
  of net asset value adjusted to nearest cent) -- Class A                    $   9.93


<F1> Redemption price per Class B Share varies based on the length of time held.


See notes to financial statements.


The Victory Portfolios                                  Schedule of Operations
Government Bond Fund                                            April 30, 1997

(Amounts in Thousands)                                             (Unaudited)



Investment Income:

Interest income                                                           $752

Expenses:

Investment advisory fees                                                    65

Administration fees                                                         18

Shareholder service fees -- Class A                                         13

Shareholder service fees and 12b-1 fees -- Class B                           8

Accounting fees                                                             22

Custodian fees                                                               4

Legal and audit fees                                                         7

Transfer agent fees                                                          9

Registration and filing fees                                                11

Printing fees                                                                4

Other                                                                        1

Expenses voluntarily reduced                                               (21)

    Expenses before reimbursement from distributor                         141

    Expenses reimbursed by the distributor                                  (4)

    Total Expenses                                                         137

Net Investment Income                                                      615

Realized/Unrealized Gains (Losses) from Investments:

Net realized gains (losses) from investment transactions                   101

Change in unrealized depreciation from investments                        (573)

Net realized/unrealized losses from investments                           (472)

    Change in net assets resulting from operations                        $143


See notes to financial statements.


The Victory Portfolios                                      Statement of Changes in Net Assets
Government Bond Fund                                                            April 30, 1997

(Amounts in Thousands)                                                             (Unaudited)


                                                                     Six Months Ended       Year Ended
                                                                     April 30,              October 31,
                                                                     1997                   1996


From Investment Activities:

Operations:

    Net investment income                                            $   615                $ 1,533

    Net realized gains (losses) from investment transactions             101                   (271)

    Net change in unrealized depreciation from investments              (573)                  (334)

Change in net assets resulting from operations                           143                    928

Distributions to Shareholders:

    From net investment income by class:

        Class A                                                         (592)                (1,470)

        Class B                                                          (29)                   (63)

    In excess of net investment income                                    --                    (16)

Change in net assets from distributions to shareholders                 (621)                (1,549)

Capital Transactions:

    Proceeds from shares issued                                          993                  6,505

    Dividends reinvested                                                 446                  1,510

    Cost of shares redeemed                                           (6,530)               (10,029)

Change in net assets from capital transactions                        (5,091)                (2,014)

Change in net assets                                                  (5,569)                (2,635)

Net Assets:

    Beginning of period                                               26,130                 28,765

    End of period                                                    $20,561                $26,130

Share Transactions:

    Issued                                                               104                    671

    Reinvested                                                            47                    156

    Redeemed                                                            (685)                (1,035)

Change in shares                                                        (534)                  (208)


See notes to financial statements.

The Victory Portfolios                             Notes to Financial Statements
Government Bond Fund                                              April 30, 1997
                                                                     (Unaudited)

1. Organization:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of 26 active funds. The accompanying financial statements and financial highlights are those of the Government Bond Fund (the "Fund") only. The Government Bond Fund is authorized to issue two classes of shares: Class A Shares and Class B Shares. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital by investing in U.S. Government securities.

2. Reorganization:

On May 16, 1997, the Shareholders approved a reorganization plan to exchange Class A and Class B shares of the Government Bond Fund for shares of the Investment Quality Bond Fund. The reorganization will occur on June 13, 1997.

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in U.S. Government securities are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Dividends to Shareholders:

Dividends from net investment income are declared and paid monthly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1997 were as follows (amounts in thousands):


                               Purchases        Sales


Government Bond Fund           $ 8,323          $16,377


5. Related Party Transactions:

Investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio, serving as custodian the Fund, received custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Fund.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the average daily net assets of the Funds. Pursuant to a 12b-1 Plan, the Distributor may receive fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the Government Bond Fund for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average daily net assets.

Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended April 30, 1997:



                                                                                          Mutual Fund
                              Investment Advisory Fees         Administration Fees     Accountant Fees     Custodian Fees

                         Percentage
                         of Average Daily      Voluntary           Voluntary              Semi                Semi
                         Net Assets            Fee Reductions      Fee Reductions         Annual Fee          Annual Fee
                         (000)                 (000)               (000)                  (000)               (000)


Government Bond Fund     0.55%                 $21                 0                      $22                 $4


6. Capital Share Transactions:

Transactions in capital shares for the Fund's multiple share classes were as follows (amounts in thousands):



                                                                  Six Months Ended     Year Ended
                                                                  April 30,            October 31,
                                                                  1997                 1996


Capital Transactions:

Class A Shares:

Proceeds from shares issued                                       $   911              $ 5,625

Dividends reinvested                                                  427                1,466

Cost of shares redeemed                                            (6,280)              (9,719)

Total                                                             $(4,942)             $(2,628)

Class B Shares:

Proceeds from shares issued                                       $    82              $   880

Dividends reinvested                                                   19                   44

Cost of shares redeemed                                              (250)                (310)

Total                                                             $  (149)             $   614

Share Transactions:

Class A Shares:

Issued                                                                 95                  580

Reinvested                                                             45                  151

Redeemed                                                             (658)              (1,002)

Total                                                                (518)                (271)

Class B Shares:

Proceeds from shares issued                                             9                   91

Dividends reinvested                                                    2                    5

Cost of shares redeemed                                               (27)                 (33)

Total                                                                 (16)                  63



The Victory Portfolios
Government Bond Fund                                  Financial Highlights
(Amounts in Thousands)                                         (Unaudited)


                                       Class A                                               Class B

                   Six Months  Year        Six Months    Year      Six Months  Year        Six Months   September 26, May 3,
                   Ended       Ended       Ended         Ended     Ended       Ended       Ended        1994 to       1993 to
                   April 30,   October 31, October 31,   April 30, April 30,   October 31, October 31,  April 30,     April 30,
                   1997        1996        1995<F5>      1995<F6>  1997        1996        1995<F5>     1995<F6>      1994<F2>
                   (Unaudited)                                      (Unaudited)


Net Asset Value,
  Beginning of
  Period           $  9.65     $  9.87     $  9.44       $  9.45   $ 9.64      $ 9.85      $ 9.43       $ 9.25        $  10.00

Investment
  Activities

  Net investment
    income            0.26        0.55        0.33          0.55     0.19        0.46        0.25         0.31            0.45

  Net realized
    and
    unrealized
    gains
    (losses)
    from
    investments      (0.20)      (0.22)       0.40         (0.02)   (0.19)      (0.20)       0.45         0.17           (0.54)

Total from
  Investment
  Activities          0.06        0.33        0.73          0.53    (0.00)       0.26        0.70         0.48           (0.09)

Distributions

  Net investment
    income           (0.25)      (0.55)      (0.29)        (0.54)   (0.19)      (0.46)      (0.22)       (0.30)          (0.45)

  In excess
    of net
    investment
    income              --          --       (0.01)           --       --       (0.01)      (0.06)          --              --

  Net realized
    gains               --          --          --            --       --          --          --           --           (0.01)

Total
  Distributions      (0.25)      (0.55)      (0.30)        (0.54)   (0.19)      (0.47)      (0.28)       (0.30)          (0.46)

Net Asset Value,
  End of Period    $  9.46     $  9.65     $  9.87       $  9.44   $ 9.45      $ 9.64      $ 9.85       $ 9.43        $   9.45

Total Return
  (excludes
  sales charge)       0.66%<F3>   3.52%       7.86%<F3>     5.87%   (0.02)%<F3>  2.77%       7.47%<F3>    5.26%          (1.06)%

Ratios/
  Supplemental
  Data:

Net Assets,
  End of
  Period (000)      19,243     $24,632     $27,856       $84,567   $1,318      $1,498      $  909       $  155        $120,636

Ratio of
  expenses to
  average net
  assets              1.07%<F4>   0.98%       0.92%<F4>     0.63%    2.36%<F4>   1.84%       1.82%<F4>    1.43%<F4>       0.38%<F4>

Ratio of net
  investment
  income to
  average
  net assets          5.28%<F4>   5.64%       6.04%<F4>     5.97%    3.99%<F4>   4.78%       4.98%<F4>    5.03%<F4>       4.61%<F4>

Ratio of
  expenses to
  average net
  assets<F1>          1.25%<F4>   1.22%       1.06%<F4>    0.98%     3.05%<F4>   2.06%       2.12%<F4>    1.60%<F4>       0.96%<F4>

Ratio of net
  investment
  income to
  average net
  assets<F1>          5.10%<F4>   5.40%       5.90%<F4>    5.62%     3.31%<F4>   4.56%       4.68%<F4>    4.86%<F4>       4.03%<F4>

Portfolio
  turnover<F7>          37%        378%         69%         127%       37%        378%         69%         127%            121%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Not annualized.

<F4>  Annualized.

<F5>  Effective June 5, 1995, the Victory Government Bond Portfolio
      became the Government Bond Fund.

<F6>  Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


Victory Funds(R)

1-800-KEY-FUND(R)

(1-800-539-3863)

1GB-SEM-AR 4/97